Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of property and equipment
%
Machinery and equipment	10
Office equipment	33
Land	-

Schedule of estimated useful lives
Years
Property	3